Fixed Assets - Additional Information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Abstract]
Fixed assets, depreciation expense	¥ 6.6	$ 909	¥ 7.1	¥ 6.2